RELATED PARTY TRANSACTIONS - Private Placement Warrants (Details) - USD ($)		3 Months Ended	12 Months Ended
	Apr. 25, 2023	Mar. 31, 2025	Dec. 31, 2024
IPO And Over-Allotment Option
Related Party Transaction [Line Items]
Consideration received on transaction	$ 500,000,000
Private Warrants | Private Placement
Related Party Transaction [Line Items]
Number of warrants issued (in shares)		14,300,000	14,300,000
Private Placement Warrants | Over-Allotment Option
Related Party Transaction [Line Items]
Number of warrants sold (in shares)	1,000,000
Private Placement Warrants | IPO And Over-Allotment Option
Related Party Transaction [Line Items]
Number of warrants issued (in shares)		14,300,000	14,300,000
Consideration received on transaction	$ 14,300,000
Exercise price of warrants (in USD per share)	$ 11.5